Other Balance Sheet Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Restrictions on Cash and Cash Equivalents
Cash, cash equivalents, and restricted cash reported within the accompanying condensed consolidated balance sheets that sum to the total of the same such amounts presented in the accompanying condensed consolidated statements of cash flows consisted of the following (in thousands):

	September 30, 2022	December 31, 2021
Cash	$23,351	$33,581
Cash equivalents	27,921	247,500
Cash and cash equivalents	51,272	281,081
Restricted cash included in prepaid expenses and other current assets	1,859	—
Restricted cash	16,444	16,462
Total cash, cash equivalents, and restricted cash presented in the statements of cash flows	$69,575	$297,543

Cash, cash equivalents, and restricted cash reported within the accompanying consolidated balance sheets that sum to the total of the same such amounts presented in the accompanying consolidated statements of cash flows consisted of the following (in thousands):

	December 31,
	2021	2020
Cash	$33,581	$24,657
Cash equivalents:	$247,500	$38,575
Cash and cash equivalents	$281,081	$63,232
Restricted cash included in prepaid expenses and other current assets	$—	$1,000
Restricted cash	$16,462	$10,461
Total cash, cash equivalents, and restricted cash presented in the statements of cash flows	$297,543	$74,693

Schedule of Cash, Cash Equivalents and Restricted Cash
Cash, cash equivalents, and restricted cash reported within the accompanying condensed consolidated balance sheets that sum to the total of the same such amounts presented in the accompanying condensed consolidated statements of cash flows consisted of the following (in thousands):

	September 30, 2022	December 31, 2021
Cash	$23,351	$33,581
Cash equivalents	27,921	247,500
Cash and cash equivalents	51,272	281,081
Restricted cash included in prepaid expenses and other current assets	1,859	—
Restricted cash	16,444	16,462
Total cash, cash equivalents, and restricted cash presented in the statements of cash flows	$69,575	$297,543

Cash, cash equivalents, and restricted cash reported within the accompanying consolidated balance sheets that sum to the total of the same such amounts presented in the accompanying consolidated statements of cash flows consisted of the following (in thousands):

	December 31,
	2021	2020
Cash	$33,581	$24,657
Cash equivalents:	$247,500	$38,575
Cash and cash equivalents	$281,081	$63,232
Restricted cash included in prepaid expenses and other current assets	$—	$1,000
Restricted cash	$16,462	$10,461
Total cash, cash equivalents, and restricted cash presented in the statements of cash flows	$297,543	$74,693

Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure
Prepaid expenses and other current assets consisted of the following (in thousands):

	September 30, 2022	December 31, 2021
Current contract assets	$14,634	$11,532
Short-term deposits	11,555	4,554
Prepaid expenses	5,347	5,478
Restricted cash	1,859	—
Other current assets	1,134	15
Total prepaid expenses and other current assets	$34,529	$21,579